Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of compensation of executives and board level directors
For the years ended December 31,	2021	2020	2019
Short-term benefits (including salaries)	$15,465	$13,058	$11,051
Special payments(1)	597	710	948
Post-employment benefits	2,514	2,180	2,773
Share-based payments	73,090	12,373	15,649
	$91,666	$28,321	$30,421

(1)      Balance relates to the special cash distribution effective January 25, 2017.

Schedule of related parties transaction
For the years ended December 31,	2021	2020	2019
Revenue	$105	$133	$133
For the years ended December 31,	2021	2020	2019
Operating expenses	$5,230	$6,712	$6,645